THE SARATOGA ADVANTAGE TRUST

International Equity Portfolio

Supplement dated February 20, 2018 to the Class A Prospectus Dated
December 29, 2017 of the Saratoga Advantage Trust (the “Prospectus”)

Class A Shares	(Ticker: SIEYX)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga International Equity Portfolio (the “Portfolio”).

Effective February 20, 2018, Smith Group Asset Management (“Smith Group”) will serve as Adviser to the Portfolio. All references to Marc Miller and DePrince, Race & Zollo, Inc. in the Prospectus are hereby deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, sub-heading “Principal Investment Strategies” on page 29 of the Prospectus. The fourth, fifth and sixth sentences in the first paragraph in this section are deleted in their entirety and replaced with the following:

The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential.

Reference is made to the section entitled “Adviser” on page 32 of the Prospectus. The information contained in this section is deleted in its entirety and replaced with the following:

Smith Group Asset Management (“Smith Group” or the “Adviser”) has served as the Adviser to the Portfolio since February 20, 2018. Stephanie Jones, CPA, Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer of the Adviser, and John D. Brim, CFA, President and Senior Portfolio Manager of the Adviser, are co-portfolio managers responsible for the day-to-day management of the Portfolio. Ms. Jones joined the Adviser in February 2010 and prior to that she was an Equity Analyst for Cimarron Asset Management, LLC. Prior to founding the Adviser in 1995, Mr. Smith held a number of senior investment positions at Bank of America. Mr. Brim joined the Adviser in March 1998, and prior to that he was a manager within the institutional investment consulting group of Deloitte & Touche, LLP.

Reference is made to the section entitled “The Advisers” beginning on page 61 of the Prospectus. The information in this section pertaining to DePrince, Race & Zollo, Inc. is deleted in its entirety and the information in this section pertaining to Smith Group Asset Management is revised to read as follows:

Smith Group Asset Management (“Smith Group”), a registered investment adviser, located at 100 Crescent Court, Suite 1150, Dallas, Texas, 75201, serves as the Adviser to the Large Capitalization Growth Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio and International Equity Portfolio. Smith Group advises institutional, high net worth and mutual fund clients. Smith Group managed assets of approximately $3.4 billion as of December 31, 2017.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

International Equity Portfolio

Supplement dated February 20, 2018 to the Class C Prospectus Dated
December 29, 2017 of the Saratoga Advantage Trust (the “Prospectus”)

Class C Shares	(Ticker: SIECX)

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga International Equity Portfolio (the “Portfolio”).

Effective February 20, 2018, Smith Group Asset Management (“Smith Group”) will serve as Adviser to the Portfolio. All references to Marc Miller and DePrince, Race & Zollo, Inc. in the Prospectus are hereby deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, sub-heading “Principal Investment Strategies” on page 29 of the Prospectus. The fourth, fifth and sixth sentences in the first paragraph in this section are deleted in their entirety and replaced with the following:

The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential.

Reference is made to the section entitled “Adviser” on page 32 of the Prospectus. The information contained in this section is deleted in its entirety and replaced with the following:

Smith Group Asset Management (“Smith Group” or the “Adviser”) has served as the Adviser to the Portfolio since February 20, 2018. Stephanie Jones, CPA, Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer of the Adviser, and John D. Brim, CFA, President and Senior Portfolio Manager of the Adviser, are co-portfolio managers responsible for the day-to-day management of the Portfolio. Ms. Jones joined the Adviser in February 2010 and prior to that she was an Equity Analyst for Cimarron Asset Management, LLC. Prior to founding the Adviser in 1995, Mr. Smith held a number of senior investment positions at Bank of America. Mr. Brim joined the Adviser in March 1998, and prior to that he was a manager within the institutional investment consulting group of Deloitte & Touche, LLP.

Reference is made to the section entitled “The Advisers” beginning on page 62 of the Prospectus. The information in this section pertaining to DePrince, Race & Zollo, Inc. is deleted in its entirety and the information in this section pertaining to Smith Group Asset Management is revised to read as follows:

Smith Group Asset Management (“Smith Group”), a registered investment adviser, located at 100 Crescent Court, Suite 1150, Dallas, Texas, 75201, serves as the Adviser to the Large Capitalization Growth Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio and International Equity Portfolio. Smith Group advises institutional, high net worth and mutual fund clients. Smith Group managed assets of approximately $3.4 billion as of December 31, 2017.

Please retain this supplement for future reference.

THE SARATOGA ADVANTAGE TRUST

International Equity Portfolio

Supplement dated February 20, 2018 to the Class I Prospectus Dated
December 29, 2017 of the Saratoga Advantage Trust (the “Prospectus”)

Class I Shares	(Ticker: SIEPX )

This Supplement updates and supersedes any contrary information contained in the Prospectus or any supplements thereto with respect to the Saratoga International Equity Portfolio (the “Portfolio”).

Effective February 20, 2018, Smith Group Asset Management (“Smith Group”) will serve as Adviser to the Portfolio. All references to Marc Miller and DePrince, Race & Zollo, Inc. in the Prospectus are hereby deleted.

Reference is made to the section entitled “PORTFOLIO SUMMARY”, sub-heading “Principal Investment Strategies” on page 28 of the Prospectus. The fourth, fifth and sixth sentences in the first paragraph in this section are deleted in their entirety and replaced with the following:

The Adviser seeks to purchase reasonably valued stocks it believes have the ability to accelerate earnings growth and exceed investor expectations. The Adviser utilizes a three step process in stock selection. First, the Adviser reviews a series of screens utilizing the Adviser’s investment models, which are based on fundamental characteristics, designed to eliminate companies that the Adviser’s research shows have a high probability of underperformance. Factors considered when reviewing the screens include a multi-factor valuation framework, earnings quality, capital structure and financial quality. Next, securities that pass the initial screens are then evaluated to try to identify stocks with the highest probability of producing an earnings growth rate that exceeds investor expectations. This process incorporates changes in earnings expectations and earnings quality analysis. Finally, these steps produce a list of eligible companies which are subjected to analysis by the Adviser to further understand each company’s business prospects and earnings potential.

Reference is made to the section entitled “Adviser” on page 31 of the Prospectus. The information contained in this section is deleted in its entirety and replaced with the following:

Smith Group Asset Management (“Smith Group” or the “Adviser”) has served as the Adviser to the Portfolio since February 20, 2018. Stephanie Jones, CPA, Stephen S. Smith, CFA, Chief Executive Officer and Chief Investment Officer of the Adviser, and John D. Brim, CFA, President and Senior Portfolio Manager of the Adviser, are co-portfolio managers responsible for the day-to-day management of the Portfolio. Ms. Jones joined the Adviser in February 2010 and prior to that she was an Equity Analyst for Cimarron Asset Management, LLC. Prior to founding the Adviser in 1995, Mr. Smith held a number of senior investment positions at Bank of America. Mr. Brim joined the Adviser in March 1998, and prior to that he was a manager within the institutional investment consulting group of Deloitte & Touche, LLP.

Reference is made to the section entitled “The Advisers” beginning on page 59 of the Prospectus. The information in this section pertaining to DePrince, Race & Zollo, Inc. is deleted in its entirety and the information in this section pertaining to Smith Group Asset Management is revised to read as follows:

Smith Group Asset Management (“Smith Group”), a registered investment adviser, located at 100 Crescent Court, Suite 1150, Dallas, Texas, 75201, serves as the Adviser to the Large Capitalization Growth Portfolio, Financial Services Portfolio, Energy & Basic Materials Portfolio and International Equity Portfolio. Smith Group advises institutional, high net worth and mutual fund clients. Smith Group managed assets of approximately $3.4 billion as of December 31, 2017.

Please retain this supplement for future reference.

The Saratoga Advantage Trust

International Equity Portfolio

Supplement dated February 20, 2018

to the Statement of Additional Information Dated December 29, 2017 (the “SAI”)

This Supplement updates and supersedes any contrary information contained in the SAI

Effective February 20, 2018, Smith Group Asset Management (“Smith Group”) will serve as Adviser to the International Equity Portfolio. All references to Marc Miller and DePrince, Race & Zollo, Inc. in the SAI are hereby deleted.

Reference is made to the information table provided under the section entitled “PORTFOLIO MANAGERS” – “Other Accounts Managed” beginning on page 65 of the SAI. The information in the table pertaining to Marc Miller and the International Equity Portfolio is deleted in its entirety; the information pertaining to Stephen S. Smith, CFA and John D. Brim, CFA of Smith Group is deleted and replaced with the information below; and the information pertaining to Stephanie Jones of Smith Group is added to the table. The information in the table below is provided as of December 31, 2017:

Portfolio Manager	Portfolio(s) Managed	Registered Investment Company Accounts	Assets Managed ($ millions)	Pooled Investment Vehicle Accounts	Assets Managed ($ millions)	Other Accounts	Assets Managed ($ millions)	Total Assets Managed ($ millions)
Stephanie Jones, CPA	International Equity Portfolio	9	$1,267.3	2	$12.3	125	$2,082.6	$3,362.2
Stephen S. Smith, CFA	Large Capitalization Growth Portfolio Financial Services Portfolio Energy & Basic Materials Portfolio International Equity Portfolio	9	$1,267.3	2	$12.3	125	$2,082.6	$3,362.2
John D. Brim, CFA	Large Capitalization Growth Portfolio Financial Services Portfolio Energy & Basic Materials Portfolio International Equity Portfolio	9	$1,267.3	2	$12.3	125	$2,082.6	$3,362.2

Reference is made to the section entitled “Ownership of Securities” located on page 78 of the SAI. The information in the table pertaining to Marc Miller and the International Equity Portfolio is deleted in its entirety; the information pertaining to Stephen S. Smith, CFA and John D. Brim, CFA of Smith Group is deleted and replaced with the information below; and the information below pertaining to Stephanie Jones of Smith Group is added to the table. The information in the table below is provided as of December 31, 2017:

Portfolio Manager	Portfolio(s) Managed	Dollar Range of Equity Securities Beneficially Owned
Stephanie Jones, CPA	International Equity Portfolio	None
Stephen S. Smith, CFA	Large Capitalization Growth Portfolio Financial Services Portfolio Energy & Basic Materials Portfolio International Equity Portfolio	None
John D. Brim, CFA	Large Capitalization Growth Portfolio Financial Services Portfolio Energy & Basic Materials Portfolio International Equity Portfolio	None

Please retain this supplement for future reference.